Right-of-use assets and lease liabilities (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Total Right-of-use assets	$ 11,885	$ 14,886
Non-current	11,885	14,886
Total right of use assets including non-current	11,885	14,886
Offices Shopping Malls And Ether Rental Properties [Member]
Statement [Line Items]
Total Right-of-use assets	7,459	2,880
Convention center [Member]
Statement [Line Items]
Total Right-of-use assets	$ 4,426	$ 12,006